Schedule of Cost of Revenues (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Cost of referral partners	¥ 1,232,756	¥ 1,519,027
Service fee paid to third-party payment platforms	46,208	49,617
Salary and welfare benefits	1,912	3,054
Amortization and depreciation	1,050	1,050
Cloud service fees	397	488
Tax and surcharges and others	546	1,049
Total	¥ 1,282,869	¥ 1,574,285